Accounting policies (Details) - SEK (kr) kr in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets
Tangible and intangible assets	kr 151	kr 69
Total assets	314,790	302,033
Liabilities
Other liabilities	1,498	1,069
Accrued expenses and prepaid revenues	2,694	2,583
Total liabilities	kr 296,194	283,794
Effect
Assets
Tangible and intangible assets		94
Total assets		94
Liabilities
Other liabilities		95
Accrued expenses and prepaid revenues		(1)
Total liabilities		94
Opening balance of 1 January, 2019
Assets
Tangible and intangible assets		163
Total assets		302,127
Liabilities
Other liabilities		1,164
Accrued expenses and prepaid revenues		2,582
Total liabilities		kr 283,888